Consolidated Statements of Comprehensive Income ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement of comprehensive income [abstract]
Net income for the year	¥ 10,257	$ 1,492	¥ 1,850	¥ 630
Items that will not be reclassified to statements of income:
Changes in fair value of financial assets through other comprehensive income (non-recycling)	(383)	(55)	(56)	(544)
Tax effect on changes in fair value of financial assets through other comprehensive income	2		(2)	14
Changes in fair value of financial assets through other comprehensive income, net of tax (non-recycling)	(381)	(55)	(58)	(530)
Remeasurement of net defined benefit liability, net of tax	(4)	(1)	6	14
Items that will not be reclassified to statements of income	(385)	(56)	(52)	(516)
Item that may be reclassified subsequently to statements of income:
Currency translation differences	140	20	(178)	153
Other comprehensive income for the year, net of tax	(245)	(36)	(230)	(363)
Total comprehensive income for the year	10,012	1,456	1,620	267
Total comprehensive income attributable to:
Equity shareholders of the Company	9,952	1,447	1,598	262
Non-controlling interests	¥ 60	$ 9	¥ 22	¥ 5